Share Capital and Reserves (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 11, 2025	Jan. 30, 2025 ILS (₪) shares	Jan. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Aug. 18, 2025 shares	Jun. 30, 2025 shares	Dec. 31, 2023 shares
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)							33,034,240
Gross amount		₪ 5,487,000	$ 1,520
Issuance costs		₪ 587,000	$ 163
Description of effect of ADS ratio change	On June 11, 2025, the Company effected the change in the ratio of each ADS to Ordinary Shares from one (1) ADS representing one thousand two hundred (1,200) Ordinary Shares, to one (1) ADS representing three thousand six hundred (3,600) Ordinary Shares. This change in the ADS ratio had has the effect of a reverse stock split on the existing ADSs on the basis of one (1) new ADS for every three (3) old ADSs held by the Company’s holders (the “June 2025 Reverse Stock Split”).
Ordinary Share [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)		195,428,970
Issuance costs | ₪		₪ 206
Placement Agent [Member]
Share Capital and Reserves [Line Items]
Total share based payment | ₪		₪ 190
Warrants [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)		390,857,940
Issuance costs | ₪		₪ 1,930
Derivative warrant liability | ₪		₪ 3,557
Warrants [Member] | Placement Agent [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)		13,680,000
Warrants [Member] | Placement Agent [Member] | ADS [Member]
Share Capital and Reserves [Line Items]
Exercise price per share (in Dollars per share) | $ / shares			$ 34.99
Warrants exercisable (in Shares)		3,801	3,801
Derivative Warrant Liability [Member]
Share Capital and Reserves [Line Items]
Issuance expenses | ₪		₪ 381
ADS [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)		108,599				3,801
Exercise price per share (in Dollars per share) | $ / shares			$ 31.99	$ 34.99
ADS [Member] | Warrants [Member]
Share Capital and Reserves [Line Items]
Exercisable shares (in Shares)		108,599	108,599
Exercise price per share (in Dollars per share) | $ / shares			$ 31.99
Non Adjusting Events After Reporting Periods [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)					500,000,000,000